UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8791

StockCar Stocks Mutual Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

10225 Ulmerton Road, Suite 3D

Largo, Florida 33771

 (Address of Principal Executive Offices) (Zip Code)

Mr. David W. Dube

c/o Peak Wealth Opportunites, LLC

Sugar Creek Professional Center

10225 Ulmerton Road, Suite 3D

Largo, Florida 33771

 (Name and Address of Agent for Service)

With copy to:

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, New Jersey 08012

Registrant’s Telephone Number, including Area Code:   1-800-494-2755

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	StockCar Stocks Index Fund
	Schedule of Investments
	December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 95.41%

Amusement & Recreation Services - 7.07%
40,565	Dover Motorsports, Inc. *	$ 84,781
2,175	International Speedway Corp. - Class A *	61,879
5,800	RC2 Corp. *	85,550
3,200	Speedway Motorsports, Inc.	56,384
		288,594
Accident & Health Insurance - 1.98%
1,750	Aflac, Inc.	80,938

Banks - 1.38%
3,750	Bank Of America Corp.	56,475

Beverages - 1.73%
1,318	Brown Forman Corp. - Class B	70,605

Building Materials, Hardware & Garden Supply - 3.82%
2,725	Home Depot, Inc.	78,834
3,300	Lowes Co., Inc.	77,187
		156,021
Business Services - 1.65%
2,425	Aaron's, Inc.	67,245

Chemicals & Allied Products - 2.19%
2,650	E.I. du Pont de Nemours & Co.	89,226

Communications - 2.93%
16,000	Sprint Nextel Corp. *	58,560
1,850	Verizon Communications, Inc.	61,291
		119,851
Crude Petroleum & Natural Gas - 1.74%
1,225	Royal Dutch Shell Plc. (Netherlands) ADR*	71,209

Electronic & Other Electrical Equipment, except Computers - 7.59%
27,500	Infineon Technologies AG - (Germany) ADR *	151,250
56,500	Sirius XM Radio, Inc. *	33,900
2,950	Sony Corp. (Japan) ADR *	85,550
1,500	Texas Instruments, Inc.	39,090
		309,790
Food & Related Products - 11.58%
1,475	Coca-Cola Co.	84,075
1,175	Diageo Plc. - (United Kingdom) ADR *	81,557
1,025	General Mills, Inc.	72,580
1,750	Kellogg Co.	93,100
1,300	Molson Coors Brewing Co. - Class B	58,708
1,360	Pepsico, Inc.	82,688
		472,708
General Merchandise Stores - 4.61%
15,500	Office Depot, Inc. *	99,975
1,825	Target Corp.	88,275
		188,250
Heating Equipment, Except Electic & Warm Air & Plumbing - 1.69%
1,600	Fortune Brands, Inc.	69,120

Industrial & Commercial Machines - 4.63%
1,600	The Black & Decker Corp.	103,728
1,500	Caterpillar, Inc.	85,485
		189,213
Motor Freight Transportation & Warehousing - 3.41%
725	Fedex Corp.	60,501
1,375	United Parcel Service, Inc. - Class B	78,884
		139,385
Motor Vehicles & Passenger Car Bodies - 1.96%
950	Toyota Motor Corp. - (Japan) ADR *	79,952

Petroleum Refining & Related Industries - 4.48%
1,350	Exxon Mobil Corp.	92,057
1,700	Marathon Oil Corp.	53,074
1,450	Sunoco, Inc.	37,845
		182,976
Pharmaceutical Preparations - 1.73%
1,675	Glaxosmithkline Plc - (United Kingdom) ADR	70,769

Printing, Publishing & Allied Industries - 2.46%
6,300	News Corp. - Class B *	100,296

Property & Casualty Insurance - 1.42%
1,925	Allstate Corp.	57,827

Retail - Auto & Home Supply Stores - 2.33%
2,500	O'Reilly Automotive, Inc. *	95,300

Rubber & Miscellaneous Products - 5.44%
9,000	Goodyear Tire & Rubber Co. *	126,900
6,350	Newell Rubbermaid, Inc.	95,313
		222,213
Services - Miscellaneous Amusement & Recreation - 2.37%
3,000	Walt Disney Co.	96,750

Surgery & Medical Instruments - 2.69%
1,325	3M Co.	109,537

Transportation Equipment - 7.67%
25,000	Ford Motor Co. *	250,000
1,650	Genuine Parts Co.	62,634
		312,634
Wholesale Trade - Non-Durable - 4.86%
5,000	Ashland, Inc.	198,100

TOTAL FOR COMMON STOCKS (Cost $3,968,976) - 95.41%		$ 3,894,984

UNIT INVESTMENT TRUSTS - 1.36%
500	Standard & Poors Depository Receipts	55,720

TOTAL FOR UNIT INVESTMENT TRUSTS (Cost $40,095) - 1.36%		$ 55,720

SHORT TERM INVESTMENTS - 2.79%
113,856	First American Prime Obligation Fund Class Y 0.00% ** (Cost $113,856)	113,856

TOTAL INVESTMENTS (Cost $4,122,926) - 99.57%		$ 4,064,560

OTHER ASSETS LESS LIABILITIES - 0.43%		17,711

NET ASSETS - 100.00%		$ 4,082,271

* Non-income producing securities during the period
ADR - American Depositary Receipts
** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Stock Car Stocks Index Fund
1. SECURITY TRANSACTIONS
At December 31, 2009, the net unrealized depreciation on investments, based on total cost for federal income tax purposes of $4,122,926, amounted to $58,366, which consisted of aggregate gross unrealized appreciation of
$862,110 and aggregate gross unrealized depreciation of $920,476.

2. SECURITY VALUATIONS

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on a first in first out basis.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Peak Wealth Opportunities, LLC (the "Adviser") believes such prices accurately reflect the fair value of such securities.  Securities that are traded on stock exchanges or on the NASDAQ in the over-the-counter market are generally valued by a pricing service at the last quoted sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last bid price. Securities which are quoted on NASDAQ are valued at the NASDAQ official closing price. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.  Foreign securities are valued on the basis of quotations from the primary market in which they are traded and are translated from the local currency into U.S.

dollars using current exchange rates. Debt securities with maturities of sixty (60) days or less may be valued at amortized cost.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2009 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,894,984	$0	$0	$3,894,984
Unit Investment Trusts	$55,720	$0	$0	$55,720
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$113,856	$0	$0	$113,856
Total	$4,064,560	$0	$0	$4,064,560

 ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

StockCar Stocks Mutual Fund, Inc.

By /s/ Robert T. Carter, C.F.A.

Robert T. Carter, C.F.A.

Portfolio Manager

Date March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert T. Carter, C.F.A.

Robert T. Carter, C.F.A.

Portfolio Manager

Date March 1, 2010